Long-term debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt - Principal payments
Current portion of long term debt	$ 150,350	$ 101,007
Long term debt, net	960,589	$ 685,819
Long-term Debt
Long-term Debt - Principal payments
December 31, 2020	150,350
December 31, 2021	144,621
December 31, 2022	166,764
December 31, 2023	361,263
December 31, 2024	116,272
December 31, 2025 and thereafter	186,767
Total Long term debt	1,126,037
Unamortized debt issuance costs	(15,098)
Total Long term debt, net	1,110,939
Current portion of long term debt	150,350
Long term debt, net	$ 960,589